Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activites
Net Income (Loss)	$ 1,262,000,000	$ 1,949,000,000	$ 1,218,000,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	1,782,000,000	1,655,000,000	1,641,000,000
Deferred Income Taxes	636,000,000	794,000,000	809,000,000
Gain on Settlement with BOA and Enron	0	(51,000,000)	0
Settlement of Litigation with BOA and Enron	0	(211,000,000)	0
Extraordinary Item, Net of Tax	0	(373,000,000)	0
Asset Impairments and Other Related Charges	300,000,000	139,000,000	0
Carrying Costs Income	(53,000,000)	(393,000,000)	(70,000,000)
Allowance for Equity Funds Used During Construction	(93,000,000)	(98,000,000)	(77,000,000)
Mark-to-Market of Risk Management Contracts	57,000,000	37,000,000	30,000,000
Amortization of Nuclear Fuel	136,000,000	137,000,000	139,000,000
Pension Contributions to Qualified Plan Trust	(200,000,000)	(450,000,000)	(500,000,000)
Property Taxes	(19,000,000)	(15,000,000)	(21,000,000)
Fuel Over/Under-Recovery, Net	157,000,000	(25,000,000)	(253,000,000)
Change in Other Noncurrent Assets	(236,000,000)	(112,000,000)	(89,000,000)
Change in Other Noncurrent Liabilities	127,000,000	307,000,000	202,000,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(16,000,000)	107,000,000	(866,000,000)
Fuel, Materials and Supplies	(224,000,000)	176,000,000	221,000,000
Accounts Payable	(60,000,000)	(44,000,000)	(36,000,000)
Accrued Taxes, Net	174,000,000	193,000,000	179,000,000
Other Current Assets	(3,000,000)	37,000,000	73,000,000
Other Current Liabilities	77,000,000	29,000,000	62,000,000
Net Cash Flows from (Used for) Operating Activities	3,804,000,000	3,788,000,000	2,662,000,000
Investing Activities
Construction Expenditures	(3,025,000,000)	(2,669,000,000)	(2,345,000,000)
Change in Other Temporary Investments, Net	(27,000,000)	8,000,000	(4,000,000)
Purchases of Investment Securities	(1,047,000,000)	(1,321,000,000)	(1,918,000,000)
Sales of Investment Securities	988,000,000	1,379,000,000	1,817,000,000
Acquisitions of Nuclear Fuel	(107,000,000)	(106,000,000)	(91,000,000)
Acquisitions of Assets	(94,000,000)	(19,000,000)	(155,000,000)
Acquisition of Cushion Gas from BOA	0	(214,000,000)	0
Proceeds from Sales of Assets	18,000,000	123,000,000	187,000,000
Other Investing Activities	(97,000,000)	(71,000,000)	(14,000,000)
Net Cash Flows from (Used for) Investing Activities	(3,391,000,000)	(2,890,000,000)	(2,523,000,000)
Financing Activities
Issuance of Common Stock, Net	83,000,000	92,000,000	93,000,000
Issuance of Long-term Debt	2,856,000,000	1,328,000,000	1,270,000,000
Credit Facility Borrowings	25,000,000	488,000,000	565,000,000
Change in Short-term Debt, Net	(654,000,000)	744,000,000	770,000,000
Retirement of Long-term Debt	(1,643,000,000)	(1,665,000,000)	(1,993,000,000)
Retirement of Cumulative Preferred Stock	0	(64,000,000)	0
Credit Facility Repayments	(40,000,000)	(928,000,000)	(115,000,000)
Principal Payments for Capital Lease Obligations	(71,000,000)	(71,000,000)	(95,000,000)
Dividends Paid on Common Stock	(916,000,000)	(898,000,000)	(824,000,000)
Dividends Paid on Cumulative Preferred Stock	0	(2,000,000)	(3,000,000)
Other Financing Activities	5,000,000	5,000,000	(3,000,000)
Net Cash Flows from (Used for) Financing Activities	(355,000,000)	(971,000,000)	(335,000,000)
Net Increase (Decrease) in Cash and Cash Equivalents	58,000,000	(73,000,000)	(196,000,000)
Cash and Cash Equivalents at Beginning of Period	221,000,000	294,000,000	490,000,000
Cash and Cash Equivalents at End of Period	279,000,000	221,000,000	294,000,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	931,000,000	900,000,000	958,000,000
Net Cash Paid (Received) for Income Taxes	(82,000,000)	(118,000,000)	(268,000,000)
Noncash Acquisitions Under Capital Leases	63,000,000	54,000,000	225,000,000
Construction Expenditures Included in Current Liabilities as of December 31,	439,000,000	380,000,000	267,000,000
Noncash Assumption of Liabilities Related to Acquisitions	56,000,000	0	0
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	35,000,000	1,000,000	0
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage	30,000,000	0	0
Appalachian Power Co [Member]
Operating Activites
Net Income (Loss)	257,503,000	162,758,000	136,668,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	344,293,000	270,529,000	304,192,000
Deferred Income Taxes	138,460,000	107,565,000	144,413,000
Carrying Costs Income	(24,602,000)	(13,433,000)	(33,080,000)
Deferral of Storm Costs	(87,992,000)	(16,324,000)	(25,225,000)
Allowance for Equity Funds Used During Construction	(1,684,000)	(9,212,000)	(2,967,000)
Mark-to-Market of Risk Management Contracts	10,130,000	(26,000)	29,182,000
Pension Contributions to Qualified Plan Trust	(25,199,000)	(60,312,000)	(36,784,000)
Fuel Over/Under-Recovery, Net	96,774,000	(9,589,000)	(13,356,000)
Change in Regulatory Assets	(31,104,000)	(3,031,000)	63,700,000
Change in Other Noncurrent Assets	(21,724,000)	(2,402,000)	(15,668,000)
Change in Other Noncurrent Liabilities	24,206,000	10,392,000	1,757,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	42,161,000	59,352,000	(63,426,000)
Fuel, Materials and Supplies	(40,268,000)	80,191,000	116,530,000
Accounts Payable	12,547,000	(60,843,000)	(16,823,000)
Accrued Taxes, Net	(14,396,000)	71,610,000	76,881,000
Other Current Assets	3,706,000	15,570,000	1,287,000
Other Current Liabilities	7,234,000	3,933,000	(11,717,000)
Net Cash Flows from (Used for) Operating Activities	690,045,000	606,728,000	655,564,000
Investing Activities
Construction Expenditures	(469,052,000)	(463,077,000)	(534,334,000)
Change in Advances to Affiliates, Net	(1,016,000)	(22,008,000)	0
Acquisitions of Assets	(1,183,000)	(302,512,000)	(2,485,000)
Other Investing Activities	8,392,000	15,096,000	12,871,000
Net Cash Flows from (Used for) Investing Activities	(462,859,000)	(772,501,000)	(523,948,000)
Financing Activities
Capital Contribution from Parent	0	100,000,000	0
Issuance of Long-term Debt	339,374,000	739,393,000	363,726,000
Change in Advances from Affiliates, Net	(24,283,000)	69,917,000	(101,215,000)
Retirement of Long-term Debt	(364,875,000)	(579,672,000)	(200,019,000)
Retirement of Long-term Debt - Affiliated	0	0	(100,000,000)
Retirement of Cumulative Preferred Stock	0	(19,517,000)	(4,000)
Principal Payments for Capital Lease Obligations	(6,496,000)	(7,447,000)	(7,001,000)
Dividends Paid on Common Stock	(170,000,000)	(135,000,000)	(88,000,000)
Dividends Paid on Cumulative Preferred Stock	0	(732,000)	(799,000)
Other Financing Activities	353,000	197,000	641,000
Net Cash Flows from (Used for) Financing Activities	(225,927,000)	167,139,000	(132,671,000)
Net Increase (Decrease) in Cash and Cash Equivalents	1,259,000	1,366,000	(1,055,000)
Cash and Cash Equivalents at Beginning of Period	2,317,000	951,000	2,006,000
Cash and Cash Equivalents at End of Period	3,576,000	2,317,000	951,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	200,383,000	198,465,000	202,884,000
Net Cash Paid (Received) for Income Taxes	31,418,000	(66,520,000)	(153,205,000)
Noncash Acquisitions Under Capital Leases	3,366,000	2,692,000	22,772,000
Government Grants Included in Accounts Receivable as of December 31,	0	1,048,000	1,049,000
Construction Expenditures Included in Current Liabilities as of December 31,	62,177,000	65,308,000	66,048,000
Indiana Michigan Power Co [Member]
Operating Activites
Net Income (Loss)	118,457,000	149,674,000	126,091,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	146,619,000	133,394,000	136,443,000
Accretion of Asset Retirement Obligations	11,712,000	11,668,000	11,905,000
Deferred Income Taxes	53,067,000	141,015,000	63,947,000
Amortization (Deferral) of Incremental Nuclear Refueling Outage Expenses, Net	13,899,000	13,244,000	(31,939,000)
Allowance for Equity Funds Used During Construction	(9,724,000)	(15,395,000)	(15,678,000)
Mark-to-Market of Risk Management Contracts	12,164,000	(1,590,000)	4,592,000
Amortization of Nuclear Fuel	135,905,000	136,707,000	139,438,000
Pension Contributions to Qualified Plan Trust	(22,285,000)	(52,588,000)	(71,681,000)
Fuel Over/Under-Recovery, Net	4,175,000	(13,885,000)	(12,589,000)
Change in Other Noncurrent Assets	(2,347,000)	(22,977,000)	(12,597,000)
Change in Other Noncurrent Liabilities	47,097,000	50,371,000	56,592,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	34,431,000	57,661,000	(85,072,000)
Fuel, Materials and Supplies	(19,321,000)	40,239,000	(16,564,000)
Accounts Payable	15,959,000	(52,175,000)	46,579,000
Accrued Taxes, Net	16,897,000	15,508,000	77,075,000
Cook Plant Fire Costs	(8,465,000)	18,282,000	87,347,000
Other Current Assets	(2,039,000)	6,409,000	5,056,000
Other Current Liabilities	11,717,000	6,167,000	4,149,000
Net Cash Flows from (Used for) Operating Activities	557,918,000	621,729,000	513,094,000
Investing Activities
Construction Expenditures	(317,284,000)	(301,242,000)	(333,238,000)
Change in Advances to Affiliates, Net	(21,263,000)	(95,714,000)	114,012,000
Purchases of Investment Securities	(1,045,422,000)	(1,166,690,000)	(1,414,473,000)
Sales of Investment Securities	987,550,000	1,110,909,000	1,361,813,000
Acquisitions of Nuclear Fuel	(106,714,000)	(105,703,000)	(90,903,000)
Other Investing Activities	29,324,000	47,169,000	17,105,000
Net Cash Flows from (Used for) Investing Activities	(473,809,000)	(511,271,000)	(345,684,000)
Financing Activities
Issuance of Long-term Debt	217,900,000	185,972,000	152,464,000
Change in Advances from Affiliates, Net	0	(42,769,000)	42,769,000
Retirement of Long-term Debt	(220,212,000)	(160,645,000)	(202,011,000)
Retirement of Long-term Debt - Affiliated	0	0	(25,000,000)
Retirement of Cumulative Preferred Stock	0	(8,470,000)	(3,000)
Principal Payments for Capital Lease Obligations	(6,536,000)	(8,652,000)	(31,180,000)
Dividends Paid on Common Stock	(75,000,000)	(75,000,000)	(105,000,000)
Dividends Paid on Cumulative Preferred Stock	0	(313,000)	(339,000)
Other Financing Activities	281,000	78,000	472,000
Net Cash Flows from (Used for) Financing Activities	(83,567,000)	(109,799,000)	(167,828,000)
Net Increase (Decrease) in Cash and Cash Equivalents	542,000	659,000	(418,000)
Cash and Cash Equivalents at Beginning of Period	1,020,000	361,000	779,000
Cash and Cash Equivalents at End of Period	1,562,000	1,020,000	361,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	98,130,000	95,124,000	100,617,000
Net Cash Paid (Received) for Income Taxes	(21,196,000)	(96,452,000)	(71,268,000)
Noncash Acquisitions Under Capital Leases	6,243,000	3,454,000	10,000,000
Construction Expenditures Included in Current Liabilities as of December 31,	112,622,000	42,992,000	21,757,000
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	35,493,000	715,000	308,000
Noncash Increase in Long-term Debt Through the Fort Wayne Lease Settlement	0	26,802,000	0
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage	30,332,000	0	0
Ohio Power Co [Member]
Operating Activites
Net Income (Loss)	343,534,000	464,993,000	541,616,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	511,070,000	545,376,000	513,168,000
Deferred Income Taxes	45,685,000	119,184,000	292,831,000
Asset Impairments and Other Related Charges	287,031,000	89,824,000	0
Carrying Costs Income	(16,942,000)	(53,345,000)	(31,796,000)
Deferral of Storm Costs	(53,453,000)	(8,375,000)	0
Allowance for Equity Funds Used During Construction	(3,492,000)	(5,549,000)	(5,949,000)
Mark-to-Market of Risk Management Contracts	12,143,000	(3,695,000)	25,251,000
Pension Contributions to Qualified Plan Trust	(43,189,000)	(127,884,000)	(58,639,000)
Property Taxes	(3,849,000)	(5,722,000)	(19,324,000)
Fuel Over/Under-Recovery, Net	10,598,000	(727,000)	(131,850,000)
Change in Other Noncurrent Assets	(68,924,000)	(64,867,000)	3,797,000
Change in Other Noncurrent Liabilities	(27,039,000)	85,173,000	(17,079,000)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(37,787,000)	116,197,000	(126,071,000)
Fuel, Materials and Supplies	(54,945,000)	79,787,000	66,700,000
Accounts Payable	(63,450,000)	(17,059,000)	72,694,000
Accrued Taxes, Net	41,475,000	36,466,000	131,441,000
Other Current Assets	9,977,000	7,789,000	924,000
Other Current Liabilities	17,669,000	(15,821,000)	53,985,000
Net Cash Flows from (Used for) Operating Activities	906,112,000	1,241,745,000	1,311,699,000
Investing Activities
Construction Expenditures	(517,744,000)	(454,873,000)	(504,702,000)
Change in Advances to Affiliates, Net	103,036,000	(64,756,000)	283,650,000
Acquisitions of Assets	(2,915,000)	(2,229,000)	(5,801,000)
Proceeds from Sales of Assets	7,320,000	47,463,000	14,382,000
Other Investing Activities	10,014,000	29,014,000	26,400,000
Net Cash Flows from (Used for) Investing Activities	(400,289,000)	(445,381,000)	(186,071,000)
Financing Activities
Issuance of Long-term Debt	0	49,748,000	351,824,000
Change in Advances from Affiliates, Net	0	0	(24,202,000)
Retirement of Long-term Debt	(194,500,000)	(165,000,000)	(868,580,000)
Retirement of Long-term Debt - Affiliated	0	0	(100,000,000)
Retirement of Cumulative Preferred Stock	0	(17,831,000)	(7,000)
Principal Payments for Capital Lease Obligations	(10,072,000)	(11,854,000)	(11,617,000)
Dividends Paid on Common Stock	(300,000,000)	(650,000,000)	(469,075,000)
Dividends Paid on Cumulative Preferred Stock	0	(671,000)	(732,000)
Other Financing Activities	294,000	390,000	(5,370,000)
Net Cash Flows from (Used for) Financing Activities	(504,278,000)	(795,218,000)	(1,127,759,000)
Net Increase (Decrease) in Cash and Cash Equivalents	1,545,000	1,146,000	(2,131,000)
Cash and Cash Equivalents at Beginning of Period	2,095,000	949,000	3,080,000
Cash and Cash Equivalents at End of Period	3,640,000	2,095,000	949,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	212,753,000	226,711,000	239,984,000
Net Cash Paid (Received) for Income Taxes	69,771,000	81,740,000	(78,268,000)
Noncash Acquisitions Under Capital Leases	8,602,000	5,766,000	33,369,000
Government Grants Included in Accounts Receivable as of December 31,	660,000	1,383,000	9,260,000
Construction Expenditures Included in Current Liabilities as of December 31,	84,321,000	61,428,000	31,939,000
Public Service Co of Oklahoma [Member]
Operating Activites
Net Income (Loss)	114,141,000	124,628,000	72,787,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	95,180,000	95,915,000	104,929,000
Deferred Income Taxes	48,916,000	61,581,000	92,695,000
Carrying Costs Income	(1,856,000)	(4,033,000)	(3,145,000)
Allowance for Equity Funds Used During Construction	(2,007,000)	(1,317,000)	(804,000)
Mark-to-Market of Risk Management Contracts	3,740,000	1,290,000	160,000
Pension Contributions to Qualified Plan Trust	(12,306,000)	(33,189,000)	(12,848,000)
Fuel Over/Under-Recovery, Net	12,258,000	32,949,000	(88,349,000)
Change in Other Noncurrent Assets	7,436,000	14,883,000	(19,279,000)
Change in Other Noncurrent Liabilities	4,762,000	32,196,000	16,612,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	4,422,000	44,414,000	(10,094,000)
Fuel, Materials and Supplies	(3,067,000)	(4,778,000)	(617,000)
Accounts Payable	3,158,000	(20,068,000)	(20,601,000)
Accrued Taxes, Net	5,006,000	19,535,000	(23,605,000)
Other Current Assets	(970,000)	4,855,000	4,446,000
Other Current Liabilities	5,538,000	10,628,000	(18,341,000)
Net Cash Flows from (Used for) Operating Activities	284,351,000	379,489,000	93,946,000
Investing Activities
Construction Expenditures	(224,295,000)	(140,327,000)	(194,896,000)
Change in Advances to Affiliates, Net	29,318,000	(39,876,000)	62,695,000
Other Investing Activities	1,723,000	1,126,000	(368,000)
Net Cash Flows from (Used for) Investing Activities	(193,254,000)	(179,077,000)	(132,569,000)
Financing Activities
Issuance of Long-term Debt	2,395,000	248,909,000	2,240,000
Change in Advances from Affiliates, Net	0	(91,382,000)	91,382,000
Retirement of Long-term Debt	(229,000)	(275,000,000)	0
Retirement of Cumulative Preferred Stock	0	(5,152,000)	(300,000)
Principal Payments for Capital Lease Obligations	(3,481,000)	(4,189,000)	(3,991,000)
Dividends Paid on Common Stock	(90,000,000)	(72,500,000)	(51,026,000)
Dividends Paid on Cumulative Preferred Stock	0	(180,000)	(200,000)
Other Financing Activities	172,000	25,000	192,000
Net Cash Flows from (Used for) Financing Activities	(91,143,000)	(199,469,000)	38,297,000
Net Increase (Decrease) in Cash and Cash Equivalents	(46,000)	943,000	(326,000)
Cash and Cash Equivalents at Beginning of Period	1,413,000	470,000	796,000
Cash and Cash Equivalents at End of Period	1,367,000	1,413,000	470,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	52,403,000	37,573,000	57,970,000
Net Cash Paid (Received) for Income Taxes	27,229,000	(16,043,000)	(16,770,000)
Noncash Acquisitions Under Capital Leases	1,542,000	1,078,000	13,794,000
Construction Expenditures Included in Current Liabilities as of December 31,	27,118,000	28,427,000	6,842,000
Southwestern Electric Power Co [Member]
Operating Activites
Net Income (Loss)	202,513,000	165,126,000	146,684,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	138,778,000	133,229,000	126,901,000
Deferred Income Taxes	260,761,000	16,726,000	81,764,000
Asset Impairments and Other Related Charges	13,000,000	49,000,000	0
Allowance for Equity Funds Used During Construction	(57,054,000)	(48,731,000)	(45,646,000)
Mark-to-Market of Risk Management Contracts	(4,159,000)	1,732,000	4,826,000
Pension Contributions to Qualified Plan Trust	(13,192,000)	(31,263,000)	(29,065,000)
Fuel Over/Under-Recovery, Net	14,045,000	(21,485,000)	(6,089,000)
Change in Regulatory Liabilities	37,955,000	28,031,000	26,671,000
Change in Other Noncurrent Assets	21,309,000	24,519,000	(15,207,000)
Change in Other Noncurrent Liabilities	14,594,000	20,904,000	21,958,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(21,919,000)	20,751,000	(21,507,000)
Fuel, Materials and Supplies	(46,106,000)	(15,168,000)	21,498,000
Accounts Payable	3,813,000	1,168,000	(23,004,000)
Accrued Taxes, Net	(16,057,000)	40,189,000	(18,788,000)
Accrued Interest	4,294,000	(910,000)	6,570,000
Other Current Assets	(387,000)	2,983,000	(3,182,000)
Other Current Liabilities	(7,905,000)	340,000	(1,433,000)
Net Cash Flows from (Used for) Operating Activities	544,283,000	387,141,000	272,951,000
Investing Activities
Construction Expenditures	(542,427,000)	(551,163,000)	(420,485,000)
Change in Advances to Affiliates, Net	(153,829,000)	86,222,000	(34,405,000)
Acquisitions of Assets	(1,091,000)	(8,045,000)	(103,225,000)
Other Investing Activities	2,696,000	2,102,000	4,945,000
Net Cash Flows from (Used for) Investing Activities	(694,651,000)	(470,884,000)	(553,170,000)
Financing Activities
Issuance of Long-term Debt	336,418,000	0	399,394,000
Credit Facility Borrowings	25,123,000	58,435,000	99,688,000
Change in Advances from Affiliates, Net	(132,473,000)	132,473,000	0
Retirement of Long-term Debt	(21,625,000)	(41,135,000)	(53,500,000)
Retirement of Long-term Debt - Affiliated	0	0	(50,000,000)
Retirement of Cumulative Preferred Stock	0	(5,069,000)	(1,000)
Credit Facility Repayments	(39,536,000)	(47,636,000)	(100,361,000)
Principal Payments for Capital Lease Obligations	(16,537,000)	(13,675,000)	(12,183,000)
Dividends Paid on Common Stock	(3,752,000)	(3,811,000)	(3,763,000)
Dividends Paid on Cumulative Preferred Stock	0	(210,000)	(229,000)
Other Financing Activities	3,985,000	3,658,000	1,027,000
Net Cash Flows from (Used for) Financing Activities	151,603,000	83,030,000	280,072,000
Net Increase (Decrease) in Cash and Cash Equivalents	1,235,000	(713,000)	(147,000)
Cash and Cash Equivalents at Beginning of Period	801,000	1,514,000	1,661,000
Cash and Cash Equivalents at End of Period	2,036,000	801,000	1,514,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	68,918,000	71,713,000	70,729,000
Net Cash Paid (Received) for Income Taxes	(191,638,000)	(336,000)	8,350,000
Noncash Acquisitions Under Capital Leases	20,547,000	13,334,000	1,593,000
Construction Expenditures Included in Current Liabilities as of December 31,	55,767,000	109,600,000	94,836,000
Noncash Assumption of Liabilities Related to Acquisitions	$ 0	$ 0	$ 8,400,000